X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS (61.79%)
COMMUNICATIONS (3.72%)
Alphabet, Inc., Class C(a)	4,464	$679,689
Booking Holdings, Inc.	47	170,510
Expedia Group, Inc.(a)	1,137	156,622
Meta Platforms, Inc., Class A	1,556	755,562
Zillow Group, Inc., Class C(a)	2,688	131,121
		1,893,504

CONSUMER DISCRETIONARY (14.09%)
Alibaba Group Holding, Ltd., Sponsored ADR	1,650	119,394
Amazon.com, Inc.(a)	2,762	498,210
Chipotle Mexican Grill, Inc.(a)	191	555,193
Copart, Inc.	13,535	783,948
Domino's Pizza, Inc.	224	111,301
Home Depot, Inc.	1,263	484,487
Lennar Corp., Class A	4,345	747,253
MercadoLibre, Inc.(a)	346	523,138
PulteGroup, Inc.	7,635	920,934
RH(a)	1,450	504,977
Skechers USA, Inc., Class A(a)	9,727	595,876
TJX Cos., Inc.	6,945	704,362
Tractor Supply Co.	2,390	625,511
		7,174,584

CONSUMER STAPLES (5.48%)
Altria Group, Inc.	8,464	369,200
Costco Wholesale Corp.	1,102	807,358
Dollar General Corp.	2,216	345,829
Philip Morris International, Inc.	4,922	450,953
Walmart, Inc.	13,644	820,958
		2,794,298

ENERGY (6.66%)
Chesapeake Energy Corp.	5,142	456,764
Diamondback Energy, Inc.	5,611	1,111,932
EOG Resources, Inc.	3,150	402,696
New Fortress Energy, Inc.	10,051	307,460
Suncor Energy, Inc.	30,106	1,111,212
		3,390,064

FINANCIALS (7.19%)
Ally Financial, Inc.	10,226	415,073
Berkshire Hathaway, Inc., Class B(a)	1,692	711,520
Chubb, Ltd.	2,431	629,945
Intercontinental Exchange, Inc.	1,154	158,594
JPMorgan Chase & Co.	3,273	655,581
Marsh & McLennan Cos., Inc.	2,906	598,578
OFG Bancorp	3,525	129,755
Popular, Inc.	1,151	101,392

Description	Shares	Value
FINANCIALS (continued)
Truist Financial Corp.	6,725	$262,141
		3,662,579

HEALTH CARE (3.95%)
AbbVie, Inc.	1,486	270,601
Amgen, Inc.	1,846	524,855
Bausch Health Cos., Inc.	11,163	118,439
Johnson & Johnson	2,739	433,282
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	46,920	662,042
		2,009,219

INDUSTRIALS (8.72%)
Fastenal Co.	7,467	576,004
Generac Holdings, Inc.	2,513	316,990
General Dynamics Corp.	2,435	687,864
Lockheed Martin Corp.	1,150	523,101
RXO, Inc.(a)	5,223	114,227
TransDigm Group, Inc.	494	608,410
United Rentals, Inc.	1,331	959,798
XPO, Inc.(a)	5,314	648,467
		4,434,861

MATERIALS (3.10%)
Freeport-McMoRan, Inc.	7,771	365,392
Glencore PLC, ADR	50,816	556,436
Rio Tinto PLC, ADR	3,779	240,873
Tecnoglass, Inc.	4,126	214,676
Vale SA, ADR	16,424	200,209
		1,577,586

TECHNOLOGY (8.88%)
Advanced Micro Devices, Inc.(a)	5,182	935,299
Akamai Technologies, Inc.(a)	2,508	272,770
Booz Allen Hamilton Holding Corp.	1,439	213,605
Fortinet, Inc.(a)	5,572	380,623
Garmin, Ltd.	3,604	536,527
MarketAxess Holdings, Inc.	913	200,175
Mastercard, Inc., Class A	1,036	498,907
Micron Technology, Inc.	6,562	773,594
N-able, Inc.(a)	5,242	68,513
PayPal Holdings, Inc.(a)	2,653	177,724
Shopify, Inc., Class A(a)	4,131	318,789
SolarWinds Corp.	11,606	146,468
		4,522,994

TOTAL COMMON STOCKS (Cost $23,841,937)		31,459,689

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES (15.90%)
Residential (15.90%)
Ginnie Mae II Pool, Series MA7533 - 2021
08/20/51, 2.00%	$5,286,442	$4,331,087
Ginnie Mae II Pool, Series MA7704 - 2021
11/20/51, 2.00%	4,593,225	3,763,117

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,275,051)		8,094,204

GOVERNMENT BONDS (6.28%)
U.S. Treasury Bond
08/15/32, 2.75%	1,650,000	1,479,908
U.S. Treasury Notes
10/15/24, 0.63%	1,590,000	1,551,461
01/31/25, 1.38%	126,500	122,665
10/31/26, 1.63%	45,600	42,445
		1,716,571

TOTAL GOVERNMENT BONDS (Cost $3,272,959)		3,196,479

SHORT-TERM INVESTMENTS (8.51%)
U.S. Treasury Bills
05/30/24, 5.18%(b)	460,000	456,033
04/25/24, 5.19%(b)	2,295,000	2,286,958
06/13/24, 5.19%(b)	1,605,000	1,588,026
		4,331,017

TOTAL SHORT-TERM INVESTMENTS (Cost $4,331,229)		4,331,017

TOTAL INVESTMENTS (92.48%) (Cost $39,721,176)		47,081,389
Other Assets In Excess Of Liabilities (7.52%)		3,826,638
NET ASSETS (100.00%)		$50,908,027

(a)	Non-income producing security.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$31,459,689	$–	$–	$31,459,689
Mortgaged-Backed Securities	–	8,094,204	–	8,094,204
Government Bonds	3,196,479	–	–	3,196,479
Short-Term Investments	4,331,017	–	–	4,331,017
Total	$38,987,185	$8,094,204	$–	$47,081,389

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at March 31, 2024.